Segment information	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Segment information
Note 4. Segment information
The CODM is responsible for the allocation of resources and evaluating the performance of the operating segment. The Committee monitors operating results and performance indicators of its oil and gas properties on an aggregated basis, with the purpose of making decisions about allocation of resources, global negotiation with suppliers and the way agreements are managed with customers.
The Committee considers the exploration and production of natural gas, NGL and crude oil as one single segment (includes all upstream business), through its own activities, subsidiaries and shareholdings in joint operations, and based on the business nature, customer portfolio and risks involved. The Company did not aggregate any segment, as it has only one.
For the years ended December 31, 2020 and 2019 the Company generated 99% and 1% of its revenues related to assets located in Argentina and Mexico, respectively.
For the period from April 4, 2018 through December 31, 2018 (Successor) and January 1, 2018 through April 3, 2018 (Predecessor), all its revenues and operations are derived from external Argentine customers, the depreciation of oil and gas properties and property, plant and equipment is fully associated with Argentina.
The subsidiaries’ accounting policies to measure results, assets and liabilities of the segment are consistent with that used in these consolidated financial statements.
The following table summarizes
non-current
assets by geographic area:

	Consolidated Successor For the year ended December 31, 2020	Consolidated Successor For the year ended December 31, 2019	Consolidated Successor For the period from April 4, 2018 through December 31, 2018	Predecessor For the period from January 1, 2018 through April 3, 2018
Argentina	1,086,308	982,397	871,313	260,547
Mexico	18,468	30,165	29,684	—

Total non-current assets	1,104,776	1,012,562	900,997	260,547